UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number:	3235-0456
FORM 24f-2
Expires:December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response
2
1.Name and address of issuer:
AllianceBernstein Large Cap Growth Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105
2.The name of each series of class of securities
for which this Form is filed (If the Form is
being filed for all series and classes of the
issuer, check the box but do not
list series or classes):X
Fund name:
3.Investment Company Act File Number:811-06730
Securities Act File Number :033-49530
4(a).Last Day of Fiscal Year for which this
Form is filed:
July 31, 2013
4(b). Check box if this Form is being filed
late (i.e., more than 90 calendar days
after the end of the issuer's fiscal year).
4(c). Check box if this is the last time
the issuer will be filing this Form.
5. Calculation of registration fee:
(i) Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24 (f):
(ii) Aggregate sale price of securities
redeemed or repurchased during the fiscal year:
(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously
used to reduce registration fees
payable to the Commission: $9,460,639,200
(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:
- $9,821,015,419
(v)	Net Sales: $-
(vi)Redemption credits available for
use in future years:
$(9,652,430,826)
(vii) Multiplier for determining
registration fee:
x	0.0001288
(viii)	Registration Fee Due:
=	$0.00
6.	Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of securities that
were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the
amount of securities (number of shares
or other units) deducted here:
If there is a number of shares or other units
that were registered pursuant to
rule 24e-2 remaining unsold at the end of the
fiscal year for which this form	is filed
that are available for use by the
issuer in future fiscal years,
then state that number here:
 -
7. Interest due -- if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year: +	 $-
8. Total amount of the registration
fee due plus any interest due
[line 5(viii) plus line 7]: $-
9.Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:
N/A
Method of Delivery:
x	Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: October 17, 2013
*  Please print or type the name and
title of the signing officer below the signature.